CAPITAL STOCK (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common stock, shares issued	75,545,390		58,582,469	37,428,394
Common stock, shares outstanding	75,545,390		58,582,469	37,428,394
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Class A preferred stock shares issued			56,282,599
Common stock, shares authorized	5,000,000,000		5,000,000,000	5,000,000,000
Common Stock, Voting Rights	The holders of common stock are entitled to one vote for each share held		The holders of common stock are entitled to one vote for each share held
Preferred Stock, Voting Rights	Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company		Each share of Class A preferred stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company
Common stock issued in payment, shares	900,000		6,518,950
Common stock issued in payment, value	$ 43,400		$ 178,544
Share conversions, common shares			13,810,125
Common shares sold			825,000	325,000
Purchase shares of Common stock			412,500	162,500
Share conversions, shares			552,405
Liquidation, amount per share			$ 1.00
Common stock price per share			$ 0.50	$ 0.50
Preferred stock, shares issued	55,920,127
Preferred stock, shares authorized	100,000,000
Common stock issued, shares	16,962,921
Common stock upon conversion of convertible notes	2,071,713
Common stock upon conversion of convertible notes amount	$ 40,937	$ 0
Common shares sold	3,929,408
Purchase price of Common stock	$ 125,006
Chief Executive Officer [Member]
Share conversions, shares of Class A Preferred Stock	40,000		200,001
Preferred Stock, Conversion Basis	Each share of our Class A preferred stock is convertible into common stock on a one-for-25 basis at the option of the holder.		shares was determined to be $110,002 based on an assumed conversion at a one-for-25 ratio
Undesignated Preferred Stock [Member]
Preferred stock, shares authorized			40,000,000	40,000,000
Preferred stock, shares outstanding			0	0
Undesignated Preferred Shares [Member]
Preferred stock, shares authorized	39,999,900		40,000,000	40,000,000
Preferred stock, shares outstanding	0		0	0
Preferred stock, shares issued	0		0	0
Class A Preferred Stock [Member]
Share conversions, common shares			13,810,125
Preferred stock, shares designated	60,000,000
Share conversions, shares of Class A Preferred Stock	402,472		552,405
Number of preferred stock shares held by CEO			31,092,596
Preferred stock, shares outstanding			56,282,599
Class A Preferred Stock [Member] | Chief Executive Officer [Member]
Number of preferred stock shares held by CEO	31,102,596
Preferred stock, shares outstanding	55,920,127
Class A Preferred Stock [Member] | Board Of Directors Chairman
Preferred stock, shares outstanding	90
Convertible Preferred Stock One [Member]
Preferred stock, shares authorized			60,000,000	60,000,000
Class B Preferred Stock [Member]
Super voting Preferred stock	100
Preferred stock, shares outstanding	90
Class A Preferred Stock One [Member]
Share conversions, shares of Class A Preferred Stock	402,472
Share conversions, common shares	10,061,800